Consolidated Statements of Loss - Recast [Member] - USD ($)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
OPERATING EXPENSES
Amortization		$ 2,040
Management and consulting fees	103,893	103,602
General and miscellaneous	129,525	144,210
Professional fees	207,027	156,821
	(440,445)	(406,673)
OTHER (EXPENSE) INCOME FROM CONTINUING OPERATIONS
Foreign exchange gain	2,280	4,300
Interest expense	(104,091)	(3,725,237)
LOSS FOR THE YEAR FROM CONTINUING OPERATIONS	(542,256)	(4,127,610)
Loss for the year from discontinued operations	(812,668)	(771,649)
LOSS FOR THE YEAR	$ (1,354,924)	$ (4,899,259)
Loss per share from continuing operations – basic and diluted	$ (0.00)	$ (0.00)
Loss per share from discontinued operations – basic and diluted	$ (0.01)	$ (0.05)
Weighted average number of shares outstanding	93,730,212	93,730,212